Seix High Yield Fund
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2020
($ reported in thousands)
	Par Value	Value
Corporate Bonds and Notes—96.8%
Communication Services—15.9%
Altice France S.A. 144A 8.125%, 2/1/27(1)	$1,535	$1,673
C&W Senior Financing DAC 144A 7.500%, 10/15/26(1)	1,490	1,561
Cablevision Lightpath LLC
144A 3.875%, 9/15/27(1)	2,380	2,380
144A 5.625%, 9/15/28(1)	1,640	1,666
CenturyLink, Inc.
6.750%, 12/1/23	1,850	2,028
7.600%, 9/15/39	504	570
7.650%, 3/15/42	400	450
144A 4.000%, 2/15/27(1)	1,625	1,651
Cinemark USA, Inc. 144A 8.750%, 5/1/25(1)	465	493
Consolidated Communications, Inc. 144A 6.500%, 10/1/28(1)	1,590	1,622
CSC Holdings LLC
144A 6.500%, 2/1/29(1)	2,890	3,222
144A 4.625%, 12/1/30(1)	1,485	1,492
Diamond Sports Group LLC 144A 5.375%, 8/15/26(1)	1,570	1,111
DISH DBS Corp. 7.375%, 7/1/28	1,502	1,547
Frontier Communications Corp. 144A 8.000%, 4/1/27(1)	2,925	2,915
iHeartCommunications, Inc. 144A 5.250%, 8/15/27(1)	1,653	1,612
LCPR Senior Secured Financing DAC 144A 6.750%, 10/15/27(1)	2,925	3,057
Level 3 Financing, Inc. 5.375%, 5/1/25	755	778
Live Nation Entertainment, Inc.
144A 4.875%, 11/1/24(1)	985	953
144A 5.625%, 3/15/26(1)	825	796
144A 6.500%, 5/15/27(1)	2,059	2,222
Netflix, Inc. 144A 5.375%, 11/15/29(1)	1,985	2,339
Quebecor Media, Inc. 5.750%, 1/15/23	463	496
Sprint Communications, Inc.
11.500%, 11/15/21	2,010	2,204
9.250%, 4/15/22	280	311
Sprint Corp. 7.625%, 2/15/25	950	1,111
T-Mobile USA, Inc. 6.500%, 1/15/26	865	904
TripAdvisor, Inc. 144A 7.000%, 7/15/25(1)	3,080	3,211
ViacomCBS, Inc. 6.250%, 2/28/57	830	911
Videotron Ltd. 144A 5.375%, 6/15/24(1)	463	505
WMG Acquisition Corp. 144A 3.875%, 7/15/30(1)	809	834
Ziggo B.V. 144A 5.500%, 1/15/27(1)	2,650	2,776
Ziggo Bond Co. B.V. 144A 5.125%, 2/28/30(1)	785	796
		50,197

	Par Value	Value

Consumer Discretionary—22.1%
Caesars Entertainment, Inc. 144A 6.250%, 7/1/25(1)	$1,555	$1,621
Carnival Corp.
144A 11.500%, 4/1/23(1)	2,035	2,281
144A 9.875%, 8/1/27(1)	820	867
Cedar Fair LP 5.250%, 7/15/29	1,645	1,562
Century Communities, Inc.
5.875%, 7/15/25	990	1,029
6.750%, 6/1/27	2,075	2,200
Churchill Downs, Inc. 144A 5.500%, 4/1/27(1)	2,420	2,526
Ford Motor Co.
9.000%, 4/22/25	2,195	2,517
9.625%, 4/22/30	575	743
5.291%, 12/8/46	943	885
Ford Motor Credit Co. LLC
5.584%, 3/18/24	525	546
5.125%, 6/16/25	1,125	1,160
Gap, Inc. (The) 144A 8.625%, 5/15/25(1)	1,415	1,549
General Motors Co. 6.750%, 4/1/46	1,290	1,589
Hasbro, Inc.
6.350%, 3/15/40	696	820
5.100%, 5/15/44	745	775
Hilton Grand Vacations Borrower LLC 6.125%, 12/1/24	825	854
Installed Building Products, Inc. 144A 5.750%, 2/1/28(1)	845	889
L Brands, Inc.
6.750%, 7/1/36	660	647
144A 6.875%, 7/1/25(1)	675	729
144A 9.375%, 7/1/25(1)	710	815
144A 6.625%, 10/1/30(1)	1,095	1,114
Lear Corp. 5.250%, 5/15/49	2,860	3,091
Liberty Interactive LLC 8.250%, 2/1/30	1,535	1,660
Macy’s, Inc. 144A 8.375%, 6/15/25(1)	1,485	1,535
Marriott Ownership Resorts, Inc. 4.750%, 1/15/28	1,670	1,582
MGM Resorts International 7.750%, 3/15/22	355	374
New Home Co., Inc. (The) 7.250%, 4/1/22	1,420	1,409
New Red Finance, Inc. 144A 5.000%, 10/15/25(1)	625	641
Newell Brands, Inc. 6.000%, 4/1/46	575	644
Nordstrom, Inc.
4.375%, 4/1/30	2,455	1,985
144A 8.750%, 5/15/25(1)	1,025	1,123
Penn National Gaming, Inc. 144A 5.625%, 1/15/27(1)	1,580	1,639
Prime Security Services Borrower LLC
144A 5.250%, 4/15/24(1)	761	797
144A 5.750%, 4/15/26(1)	1,765	1,887
PulteGroup, Inc.
5.500%, 3/1/26	1,360	1,550
7.875%, 6/15/32	1,105	1,519
See Notes to Schedule of Investments

Seix High Yield Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2020
($ reported in thousands)
	Par Value	Value

Consumer Discretionary—continued
QVC, Inc.
4.750%, 2/15/27	$1,005	$1,032
4.375%, 9/1/28	685	697
5.450%, 8/15/34	1,516	1,497
Royal Caribbean Cruises Ltd.
144A 10.875%, 6/1/23(1)	720	805
144A 9.125%, 6/15/23(1)	915	970
Sally Holdings LLC 144A 8.750%, 4/30/25(1)	1,108	1,213
Shea Homes LP
144A 4.750%, 2/15/28(1)	1,110	1,107
144A 4.750%, 4/1/29(1)	1,635	1,629
Six Flags Entertainment Corp. 144A 5.500%, 4/15/27(1)	1,630	1,546
Taylor Morrison Communities, Inc. 144A 5.125%, 8/1/30(1)	898	961
TRI Pointe Group, Inc.
5.875%, 6/15/24	1,030	1,112
5.700%, 6/15/28	798	874
Vail Resorts, Inc. 144A 6.250%, 5/15/25(1)	1,195	1,268
VOC Escrow Ltd. 144A 5.000%, 2/15/28(1)	1,850	1,638
William Carter Co. (The) 144A 5.625%, 3/15/27(1)	963	1,005
Winnebago Industries, Inc. 144A 6.250%, 7/15/28(1)	1,795	1,889
Wyndham Destinations, Inc.
4.250%, 3/1/22	809	804
144A 6.625%, 7/31/26(1)	747	783
		69,984

Consumer Staples—3.8%
JBS USA LUX S.A. 144A 5.500%, 1/15/30(1)	1,490	1,624
Kraft Heinz Foods Co.
5.200%, 7/15/45	715	780
144A 4.625%, 10/1/39(1)	2,270	2,406
Molson Coors Beverage Co. 5.000%, 5/1/42	830	938
Pilgrim’s Pride Corp. 144A 5.750%, 3/15/25(1)	3,170	3,230
Sysco Corp. 6.600%, 4/1/50	905	1,263
Vector Group Ltd. 144A 6.125%, 2/1/25(1)	1,815	1,811
		12,052

Energy—7.6%
ChampionX Corp. 6.375%, 5/1/26	730	697
DCP Midstream Operating LP 5.125%, 5/15/29	868	855
EQM Midstream Partners LP
5.500%, 7/15/28	595	599
6.500%, 7/15/48	950	895
144A 6.500%, 7/1/27(1)	826	876
EQT Corp.
7.875%, 2/1/25	430	477
8.750%, 2/1/30	870	1,028
	Par Value	Value

Energy—continued
Glenn Pool Oil & Gas Trust 6.000%, 8/2/21(2)	$77	$54
Hilcorp Energy I LP 144A 6.250%, 11/1/28(1)	1,345	1,224
Occidental Petroleum Corp.
5.875%, 9/1/25	865	793
6.450%, 9/15/36	905	769
4.500%, 7/15/44	990	708
6.600%, 3/15/46	2,290	1,977
Oceaneering International, Inc. 6.000%, 2/1/28	1,049	656
Parkland Corp. 144A 5.875%, 7/15/27(1)	1,515	1,593
Petroleos Mexicanos 6.875%, 8/4/26	1,108	1,063
Rockies Express Pipeline LLC 144A 4.950%, 7/15/29(1)	830	806
Tallgrass Energy Partners LP 144A 7.500%, 10/1/25(1)	655	658
Targa Resources Partners LP 6.500%, 7/15/27	1,514	1,578
Transocean Phoenix 2 Ltd. 144A 7.750%, 10/15/24(1)	751	691
Transocean Proteus Ltd. 144A 6.250%, 12/1/24(1)	855	757
USA Compression Partners LP 6.875%, 4/1/26	918	910
Viper Energy Partners LP 144A 5.375%, 11/1/27(1)	1,225	1,207
Western Midstream Operating LP
5.450%, 4/1/44	555	475
6.250%, 2/1/50	1,250	1,158
WPX Energy, Inc. 5.250%, 10/15/27	1,625	1,649
		24,153

Financials—15.2%
AerCap Ireland Capital DAC
3.150%, 2/15/24	880	873
6.500%, 7/15/25	2,991	3,228
Altice Financing S.A. 144A 5.000%, 1/15/28(1)	7,900	7,673
Avolon Holdings Funding Ltd. 144A 5.500%, 1/15/26(1)	810	813
CCO Holdings LLC 144A 5.000%, 2/1/28(1)	950	999
Cimpress plc 144A 7.000%, 6/15/26(1)	4,155	3,937
Credit Acceptance Corp.
6.625%, 3/15/26	560	578
144A 5.125%, 12/31/24(1)	1,010	1,003
Dell International LLC 144A 8.350%, 7/15/46(1)	1,855	2,459
Delta Air Lines, Inc.
144A 4.500%, 10/20/25(1)	655	672
144A 4.750%, 10/20/28(1)	500	519
FirstCash, Inc. 144A 4.625%, 9/1/28(1)	851	870
HAT Holdings I LLC 144A 3.750%, 9/15/30(1)	230	231
Hilcorp Energy I LP 144A 5.750%, 10/1/25(1)	780	706

See Notes to Schedule of Investments

Seix High Yield Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2020
($ reported in thousands)
	Par Value	Value

Financials—continued
ILFC E-Capital Trust I 144A 2.980%, 12/21/65(1)(3)	$1,390	$709
Markel Corp. 6.000% (4)(5)	3,215	3,400
MGIC Investment Corp. 5.250%, 8/15/28	1,554	1,608
Nationstar Mortgage Holdings, Inc.
144A 6.000%, 1/15/27(1)	1,615	1,646
144A 5.500%, 8/15/28(1)	3,115	3,111
New Residential Investment Corp. 144A 6.250%, 10/15/25(1)	1,630	1,606
OneMain Finance Corp. 6.875%, 3/15/25	2,832	3,143
Petrobras Global Finance B.V. 6.750%, 6/3/50	495	536
PM General Purchaser LLC 144A 9.500%, 10/1/28(1)	102	106
Quicken Loans LLC 144A 5.750%, 5/1/25(1)	2,485	2,558
Radian Group, Inc.
4.500%, 10/1/24	1,078	1,070
4.875%, 3/15/27	2,168	2,157
Sprint Capital Corp. 8.750%, 3/15/32	835	1,222
Transocean Pontus Ltd. 144A 6.125%, 8/1/25(1)	867	776
		48,209

Health Care—8.2%
AMN Healthcare, Inc. 144A 5.125%, 10/1/24(1)	760	778
Bausch Health Cos., Inc.
144A 5.500%, 3/1/23(1)	481	479
144A 7.000%, 3/15/24(1)	900	932
Centene Corp. 144A 5.250%, 4/1/25(1)	1,105	1,148
Charles River Laboratories International, Inc. 144A 5.500%, 4/1/26(1)	900	947
DaVita, Inc. 144A 3.750%, 2/15/31(1)	1,140	1,098
Encompass Health Corp.
4.500%, 2/1/28	1,120	1,126
4.750%, 2/1/30	1,895	1,923
4.625%, 4/1/31	217	217
HCA, Inc. 5.375%, 2/1/25	2,080	2,278
Hill-Rom Holdings, Inc. 144A 5.000%, 2/15/25(1)	550	568
Jaguar Holding Co. II 144A 5.000%, 6/15/28(1)	920	960
MEDNAX, Inc. 144A 6.250%, 1/15/27(1)	885	918
Molina Healthcare, Inc. 144A 4.375%, 6/15/28(1)	1,210	1,235
Par Pharmaceutical, Inc. 144A 7.500%, 4/1/27(1)	1,801	1,887
Tenet Healthcare Corp.
4.625%, 7/15/24	2,455	2,461
144A 5.125%, 11/1/27(1)	1,463	1,505
Teva Pharmaceutical Finance Netherlands III B.V.
6.000%, 4/15/24	2,625	2,677
6.750%, 3/1/28	2,055	2,142
	Par Value	Value

Health Care—continued
Varex Imaging Corp. 144A 7.875%, 10/15/27(1)	$705	$730
		26,009

Industrials—10.1%
AECOM 5.875%, 10/15/24	1,405	1,521
Allison Transmission, Inc. 144A 5.000%, 10/1/24(1)	1,565	1,581
American Airlines, Inc. 144A 11.750%, 7/15/25(1)	995	960
Boeing Co. (The)
5.705%, 5/1/40	1,650	1,926
3.750%, 2/1/50	1,310	1,199
Delta Air Lines, Inc. 144A 7.000%, 5/1/25(1)	3,070	3,370
General Electric Co. 4.250%, 5/1/40	2,915	2,965
Hillenbrand, Inc. 5.750%, 6/15/25	950	1,018
Hilton Domestic Operating Co., Inc.
5.125%, 5/1/26	701	719
4.875%, 1/15/30	1,525	1,571
IAA, Inc. 144A 5.500%, 6/15/27(1)	535	557
Manitowoc Co., Inc. (The) 144A 9.000%, 4/1/26(1)	720	743
Spirit AeroSystems, Inc.
3.850%, 6/15/26	320	300
144A 5.500%, 1/15/25(1)	217	218
144A 7.500%, 4/15/25(1)	1,280	1,296
Spirit Loyalty Cayman Ltd. 144A 8.000%, 9/20/25(1)	2,435	2,580
TransDigm, Inc.
144A 6.250%, 3/15/26(1)	3,395	3,560
5.500%, 11/15/27	825	793
Univar Solutions USA, Inc. 144A 5.125%, 12/1/27(1)	1,489	1,528
Vizient, Inc. 144A 6.250%, 5/15/27(1)	732	767
Wabash National Corp. 144A 5.500%, 10/1/25(1)	670	670
WESCO Distribution, Inc.
144A 7.125%, 6/15/25(1)	161	175
144A 7.250%, 6/15/28(1)	790	866
XPO Logistics, Inc. 144A 6.750%, 8/15/24(1)	970	1,027
		31,910

Information Technology—4.8%
Alliance Data Systems Corp.
144A 4.750%, 12/15/24(1)	1,635	1,532
144A 7.000%, 1/15/26(1)	1,710	1,702
ams AG 144A 7.000%, 7/31/25(1)	1,820	1,926
Dell International LLC
144A 7.125%, 6/15/24(1)	1,180	1,228
144A 8.100%, 7/15/36(1)	995	1,307
Dell, Inc. 6.500%, 4/15/38	700	811

See Notes to Schedule of Investments

Seix High Yield Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2020
($ reported in thousands)
	Par Value	Value

Information Technology—continued
Qorvo, Inc. 4.375%, 10/15/29	$780	$829
Sabre GLBL, Inc. 144A 9.250%, 4/15/25(1)	716	788
Science Applications International Corp. 144A 4.875%, 4/1/28(1)	1,504	1,527
SS&C Technologies, Inc. 144A 5.500%, 9/30/27(1)	1,475	1,567
ViaSat, Inc. 144A 6.500%, 7/15/28(1)	820	821
Xerox Holdings Corp. 144A 5.000%, 8/15/25(1)	1,215	1,201
		15,239

Materials—4.6%
Ardagh Packaging Finance plc
144A 5.250%, 4/30/25(1)	1,530	1,599
144A 4.125%, 8/15/26(1)	240	243
Cleveland-Cliffs, Inc. 144A 9.875%, 10/17/25(1)	1,650	1,842
Freeport-McMoRan, Inc.
4.550%, 11/14/24	705	753
5.400%, 11/14/34	915	1,012
5.450%, 3/15/43	980	1,088
Reynolds Group Issuer, Inc. 144A 5.125%, 7/15/23(1)	1,003	1,016
Sealed Air Corp.
144A 5.500%, 9/15/25(1)	720	799
144A 6.875%, 7/15/33(1)	655	839
Summit Materials LLC
144A 5.125%, 6/1/25(1)	1,000	1,014
144A 6.500%, 3/15/27(1)	660	703
144A 5.250%, 1/15/29(1)	445	463
US Concrete, Inc. 144A 5.125%, 3/1/29(1)	3,205	3,213
		14,584

Real Estate—3.2%
Brookfield Property REIT, Inc. 144A 5.750%, 5/15/26(1)	4,027	3,174
GLP Capital LP 5.250%, 6/1/25	910	988
Howard Hughes Corp. (The) 144A 5.375%, 3/15/25(1)	850	864
Iron Mountain, Inc.
144A 4.875%, 9/15/29(1)	1,475	1,501
144A 4.500%, 2/15/31(1)	956	961
Sabra Health Care LP 3.900%, 10/15/29	1,110	1,081
SBA Communications Corp. 144A 3.875%, 2/15/27(1)	220	223
VICI Properties LP 144A 4.250%, 12/1/26(1)	1,160	1,165
		9,957

Utilities—1.3%
NextEra Energy Operating Partners LP 144A 4.250%, 7/15/24(1)	1,920	2,002
PG&E Corp.
5.000%, 7/1/28	750	728
	Par Value	Value

Utilities—continued
5.250%, 7/1/30	$1,531	$1,481
		4,211

Total Corporate Bonds and Notes (Identified Cost $297,929)		306,505

Leveraged Loans(3)—0.6%
Consumer Non-Durables—0.2%
Coty, Inc. Tranche A (1 month LIBOR + 1.750%) 1.909%, 4/5/23	744	673
Energy—0.4%
BCP Raptor II LLC (1 month LIBOR + 4.750%) 4.897%, 11/3/25	824	574
BCP Raptor LLC (3 month LIBOR + 4.250%) 5.250%, 6/24/24	824	642
		1,216

Financial—0.0%
Ditech Holding Corp. Tranche B (3 month PRIME + 0.000%) 3.250%, 6/30/22(6)	353	81
Total Leveraged Loans (Identified Cost $2,512)		1,970

	Shares
Common Stock—0.0%
	Energy—0.0%
Templar Energy LLC Class A(2)(7)	134,055	1
	Total Common Stock (Identified Cost $4,781)	1

	Total Long-Term Investments—97.4% (Identified Cost $305,222)	308,476

	TOTAL INVESTMENTS—97.4% (Identified Cost $305,222)	$308,476
	Other assets and liabilities, net—2.6%	8,231
	NET ASSETS—100.0%	$316,707

Abbreviations:
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LP	Limited Partnership
REIT	Real Estate Investment Trust

See Notes to Schedule of Investments

Seix High Yield Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2020
($ reported in thousands)
Footnote Legend:
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2020, these securities amounted to a value of $189,294 or 59.8% of net assets.
(2)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(3)	Variable rate security. Rate disclosed is as of September 30, 2020. For leveraged loans, the rate shown may represent a weighted average interest rate. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(4)	Interest payments may be deferred.
(5)	No contractual maturity date.
(6)	Security in default; no interest payments are being received during the bankruptcy proceedings.
(7)	Non-income producing.

Country Weightings†
United States	83%
Netherlands	4
Ireland	3
Luxembourg	2
Cayman Islands	2
Canada	1
Panama	1
Other	4
Total	100%
† % of total investments as of September 30, 2020.
The following table summarizes the market value of the Fund’s investments as of September 30, 2020, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at September 30, 2020	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Securities:
Corporate Bonds and Notes	$306,505	$306,451	$54
Leveraged Loans	1,970	1,970	—
Equity Securities:
Common Stock	1	—	1
Total Investments	$308,476	$308,421	$55
There were no securities valued using quoted prices (Level 1) at September 30, 2020.
Securities held by the Fund with an end of period value of $81 were transferred from Level 3 to Level 2 due to an increase in trading activities at period end.
Some of the Fund’s investments that were categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the rollforward of Level 3 securities and assumptions are not shown for the period ended September 30, 2020.
See Notes to Schedule of Investments

SEIX HIGH YIELD FUND
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2020
Note 1. Security Valuation
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer-supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are internally fair valued by the Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options and futures, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter (“OTC”) derivative contracts, which include forward currency contracts, swaps, swaptions, options and equity linked instruments, are valued based on model prices provided by independent pricing services or from dealer quotes. Depending on the derivative type and the specific terms of the transaction, these models vary and include observable inputs in actively quoted markets including but not limited to: underlying reference entity details, indices, spreads, interest rates, yield curves, dividend and exchange rates. These instruments are generally categorized as Level 2 in the hierarchy. Centrally cleared swaps listed or traded on a bilateral or trade facility platform, such as a registered exchange, are valued at the last posted settlement price determined by the respective exchange. These securities are generally categorized as Level 2 within the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.